August 6, 2025

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

The Timothy Plan (the “Registrant”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Registrant is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of the Timothy Plan US Large/Mid Cap Core Enhanced ETF, a series of the Registrant (the “Target Fund”), into The Timothy Plan US Large/Mid Cap Core ETF, also a series of the Registrant (the “Acquiring Fund”), as described in the Registration Statement.

The Information Statement/Prospectus contained in the Registration Statement will be furnished to shareholders to notify them of the reorganization.

No registration fee is being paid at the time of filing because the Registrant has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registrant proposes that this filing will become effective on September 5, 2025 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please direct any questions you may have with respect to this filing to me (at 212-660-3069 or rschwartz@sullivanlaw.com). We would greatly appreciate receiving any comments you might have at your earliest convenience.

Very truly yours,

/s/ Rachael L. Schwartz

Enclosures